ACQUISITIONS (Schedule of Pro Forma Results) (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Other income (expense)
Loss on debt conversion	$ (11,063)			$ (11,063)
Interest expense, net		(1,036,479)	(97,327)	(1,352,324)	(319,901)	(405,951)	(63,715)
Benefit for deferred income taxes		5,639,233		5,639,233
Deemed dividend		(97,405)		(720,424)
Cumulative dividend		(100,000)		(101,343)
Net income attributable to common shareholders		4,652,365	(175,211)	3,362,598	(663,127)
Pro Forma [Member]
Business Acquisition [Line Items]
Revenues				32,460,933
Cost of revenues				22,123,980
Gross profit				10,336,953
Operating expenses:
Selling, general and administrative				7,503,800
Total operating expenses				7,503,800
Income (loss) from operations				2,833,153
Other income (expense)
Loss on debt conversion				(11,063)
Interest expense, net				(2,913,347)
Loss on extinguishment of liability				(91,257)
Benefit for deferred income taxes				5,482,840
Net income				5,391,583
Deemed dividend				(720,424)
Cumulative dividend				(101,343)
Net income attributable to common shareholders				4,569,816
AES [Member]
Business Acquisition [Line Items]
Revenues							3,071,645
Cost of revenues							1,776,275
Gross profit							1,295,370
Operating expenses:
Selling, general and administrative							637,973
Professional fees							23,720
Total operating expenses							661,693
Income (loss) from operations							633,677
AquaTex [Member]
Business Acquisition [Line Items]
Revenues						16,696,334
Cost of revenues						12,050,906
Gross profit						4,645,428
Operating expenses:
Selling, general and administrative						5,043,070
Professional fees						162,243
Total operating expenses						5,205,313
Income (loss) from operations						(559,885)
Other income (expense)
Loss on extinguishment of liability						(96,297)
Interest expense						(412,576)
Loss before income taxes						(1,068,758)
PROVISION FOR INCOME TAXES						(106,357)
Net income						$ (1,175,115)